Joint Ventures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cash and cash equivalents	$ 588,530	$ 556,066	$ 630,438	$ 514,669
Other current financial liabilities	298,822	23,585
Other non-current financial liabilities	1,518,926	1,330,382
Depreciation and amortisation expense	(202,264)	(220,827)	(240,526)
Interest Expense	(76,939)	(57,807)	(50,124)
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Cash and cash equivalents	33	106
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(743)	(948)	(691)
Interest Expense	0	(1)	(433)
Income Tax Expense (Benefit)	153	97	200
Coromandel SQM India [Member]
Statement [Line Items]
Cash and cash equivalents	2,240	308
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense		(445)	0
Depreciation and amortisation expense	(291)
Interest Expense	(4)	(9)	(49)
Income Tax Expense (Benefit)	(27)	(38)	(44)
SQM Vitas Fzco. [Member]
Statement [Line Items]
Cash and cash equivalents	3,071	19,312
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	(509)	(717)
Interest Expense	(7)	(8)	(16)
Income Tax Expense (Benefit)	0	0	0
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Cash and cash equivalents	4,640	4,543
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(62)	(67)	(64)
Interest Expense	0	0	(1)
Income Tax Expense (Benefit)	(241)	(187)	(195)
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Cash and cash equivalents	2,101	1,869
Other current financial liabilities	9,106	13,380
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(33)	(408)	(438)
Interest Expense	(1,176)	(886)	(2,127)
Income Tax Expense (Benefit)	181	(117)	0
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Cash and cash equivalents	225	371
Other current financial liabilities	258	3,819
Other non-current financial liabilities	895	801
Depreciation and amortisation expense	(287)	(347)	(82)
Interest Expense	(435)	(425)
Income Tax Expense (Benefit)	(316)	(230)	(362)
SQM Vitas Plantacote B.V [Member]
Statement [Line Items]
Depreciation and amortisation expense	0	0	0
Interest Expense	0	0
Income Tax Expense (Benefit)	0	0	0
SQM Vitas Holland B.V. [Member]
Statement [Line Items]
Cash and cash equivalents	2,609	2,692
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	0	0
Interest Expense	(1)	0	0
Income Tax Expense (Benefit)	0	0	(337)
Joint ventures [member]
Statement [Line Items]
Cash and cash equivalents	15,926	29,764
Other current financial liabilities	15,345	22,663
Other non-current financial liabilities	895	801
Depreciation and amortisation expense	(1,691)	(2,392)	(1,992)
Interest Expense	(1,655)	(1,669)	(2,950)
Income Tax Expense (Benefit)	(464)	(521)	(738)
Pavoni C Spa [Member]
Statement [Line Items]
Cash and cash equivalents	314	407
Other current financial liabilities	5,509	5,464
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(149)	(542)	0
Interest Expense	0	(335)	0
Income Tax Expense (Benefit)	(214)	0	0
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Cash and cash equivalents	693	156
Other current financial liabilities	472	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(126)	(16)	0
Interest Expense	(32)	(5)	0
Income Tax Expense (Benefit)	$ 0	$ (46)	$ 0